Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 159	$ 208	$ 570	$ 722
Cost of goods sold	101	131	356	453
Selling, general and administrative expenses	42	59	123	194
Trade receivables	9		9		$ 27
Trade payables	141		141		139
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	144	154	523	565
Cost of goods sold	133	$ 152	311	$ 425
Trade receivables	100		100		155
Trade payables	$ 137		$ 137		$ 144